Goldman Sachs High Yield Municipal Fund Expense Example - Class P Shares [Member] - Goldman Sachs High Yield Municipal Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 686